Apr. 30, 2021
BLACKROCK FUNDS VI
BlackRock CoreAlpha Bond Fund
(the “Fund”)
Supplement dated June 25, 2021
to the Fund’s Summary Prospectuses, Prospectuses
and Statement of Additional Information (“SAI”), each dated April 30, 2021
Effective October 1, 2021, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
The Fund will change its name to BlackRock Advantage CoreAlpha Bond Fund and the master fund in which the Fund invests, CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II, will change its name to Advantage CoreAlpha Bond Master Portfolio. Accordingly, effective October 1, 2021, references to the names of the Fund and the Master Portfolio in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new names of the Fund and the Master Portfolio.
The first two sentences of the first paragraph in each of the section of each Summary Prospectus entitled “Key Facts About BlackRock CoreAlpha Bond Fund — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock CoreAlpha Bond Fund — Principal Investment Strategies of the Fund” and the first two sentences of the second paragraph in the section of each Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund invests, under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowing for investment purposes, in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; mortgage to-be-announced
(“TBA”) securities; debt obligations of U.S. issuers; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers.